Net Income Per Share Attributable to Common Stockholders (Tables)	6 Months Ended
Jun. 30, 2014
Computation of Basic and Diluted Net Income Per Share

The following tables present the calculation of basic and diluted net income per share attributable to common stockholders for the periods presented:

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$15,211
Preferred stock tax distributions	(334)

Basic EPS
Net income attributable to common stockholders	14,877	31,320	$0.48

Effect of Dilutive Securities
Preferred Stock	334	11,185
Stock options	—	—

Diluted EPS
Net income attributable to common stockholders	$15,211	42,505	$0.36

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$7,919
Preferred stock tax distributions	(402)

Basic EPS
Net income attributable to common stockholders	7,517	31,320	$0.24

Effect of Dilutive Securities
Preferred Stock	402	11,185
Stock options	—	161

Diluted EPS
Net income attributable to common stockholders	$7,919	42,666	$0.19

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$6,747
Preferred stock tax distributions	(1,073)

Basic EPS
Net income attributable to common stockholders	5,674	40,681	$0.14

Effect of Dilutive Securities
Preferred Stock	1,073	14,390
Stock options	—	1,574

Diluted EPS
Net income attributable to common stockholders	$6,747	56,645	$0.12

	For the Six Months Ended June 30, 2013			For the Six Months Ended June 30, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
	(unaudited)
Net income	$3,079			$7,045
Preferred stock tax distributions	(648)			(320)

Basic EPS
Net income attributable to common stockholders	2,431	31,368	$0.08	6,725	66,626	$0.10

Effect of Dilutive Securities
Preferred Stock	648	11,186		320	9,960
Stock options	—	802		—	3,268

Diluted EPS
Net income attributable to common stockholders	$3,079	43,356	$0.07	$7,045	79,854	$0.09

Pro Forma
Computation of Basic and Diluted Net Income Per Share

The following table presents the calculation of pro forma basic and diluted net income per share attributable to common stockholders.

	Six Months Ended June 30, 2013	Year Ended December 31, 2013
	(in thousands, except per share data)
	(unaudited)
Net income attributable to common stockholders	$2,431	$5,674
Dividends on preferred stock	648	1,073

Pro forma net income	$3,079	$6,747
Weighted average shares used to compute basic net income per share attributable to common stockholders	31,368	40,681
Adjustment for assumed conversion of preferred stock to common stock	11,186	14,390

Weighted average shares used to compute diluted net income per share	42,554	55,071
Dilutive effect of stock options	802	1,574

Weighted average shares used to compute diluted pro forma net income per share	43,356	56,645

Pro forma net income per share attributable to common stockholders:
Basic	$0.06	$0.12
Diluted	$0.07	$0.12